Distribution Date: Sep 25, 2007
DISTRIBUTION PACKAGE
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
EMC Mortgage Corp
April 25, 2007
March 30, 2007
March 01, 2007
Bear Stearns & Co.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report (No Prepayments)

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
Distribution Date:
25-Sep-07
Accrual Period: Begin End
Determination Date 14-Sep-07 Offered Certificates 8/1/2007 8/31/2007
Record Date: Offered Certificates 31-Aug-07
Payment Detail
Pass
Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Class Principal Amount
Class Principal Amount
Paid
Paid
Paid
Losses
Class Principal Amount
A-1 6.00000% $530,733,000.00 $493,491,216.92 $6,855,594.08 $2,467,245.56 $9,322,839.64 $0.00 $486,635,622.84
A-2 6.00000% $45,842,000.00 $45,842,000.00 $0.00 $229,190.44 $229,190.44 $0.00 $45,842,000.00
A-3 6.00000% $30,000,000.00 $30,000,000.00 $0.00 $149,987.20 $149,987.20 $0.00 $30,000,000.00
A-4 5.50000% $25,000,000.00 $25,000,000.00 $0.00 $114,573.55 $114,573.55 $0.00 $25,000,000.00
A-5 5.50000% $8,510,000.00 $8,510,000.00 $0.00 $39,000.84 $39,000.84 $0.00 $8,510,000.00
A-6 5.50000% $4,399,900.00 $4,399,900.00 $0.00 $20,164.49 $20,164.49 $0.00 $4,399,900.00
A-7* 6.00000% $3,159,158.33 $3,159,158.33 $0.00 $15,794.44 $15,794.44 $0.00 $3,159,158.33
B-1 6.00000% $10,867,000.00 $10,837,619.79 $5,945.38 $54,183.48 $60,128.86 $0.00 $10,831,674.41
B-2 6.00000% $5,432,000.00 $5,417,313.95 $2,971.87 $27,084.26 $30,056.13 $0.00 $5,414,342.08
B-3 6.00000% $3,396,000.00 $3,386,818.51 $1,857.97 $16,932.65 $18,790.62 $0.00 $3,384,960.54
B-4 6.00000% $3,395,000.00 $3,385,821.22 $1,857.42 $16,927.67 $18,785.09 $0.00 $3,383,963.80
B-5 6.00000% $2,378,000.00 $2,371,570.79 $1,301.01 $11,856.84 $13,157.85 $0.00 $2,370,269.78
B-6 6.00000% $1,699,453.19 $1,694,858.51 $929.78 $8,473.57 $9,403.35 $0.00 $1,693,928.73
X* 0.20661% $679,112,101.82 $641,600,520.75 $0.00 $110,466.90 $110,466.90 $0.00 $634,723,366.70
PO N/A $7,459,648.63 $7,263,401.07 $6,696.54 $0.00 $6,696.54 $0.00 $7,256,704.53
R-1 6.00000% $50.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
R-2 6.00000% $50.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
TOTAL: $679,112,101.82 $641,600,520.76 $6,877,154.05 $3,281,881.89 $10,159,035.94 $0.00 $634,723,366.71
*Notional Balance
AMOUNTS PER $1,000 UNIT
Beginning
Principal
Interest
Total
Realized
Ending
Cumulative
Class
Cusip
Class Principal Amount
Paid
Paid
Paid
Losses
Class Principal Amount
Losses
A-1 74162FAA3 $929.82953184 12.91721841 4.64875099 17.56596940 0.00000000 $916.91231342 $0.00
A-2 74162FAB1 $1,000.00000000 0.00000000 4.99957332 4.99957332 0.00000000 $1,000.00000000 $0.00
A-3 74162FAC9 $1,000.00000000 0.00000000 4.99957333 4.99957333 0.00000000 $1,000.00000000 $0.00
A-4 74162FAD7 $1,000.00000000 0.00000000 4.58294200 4.58294200 0.00000000 $1,000.00000000 $0.00
A-5 74162FAE5 $1,000.00000000 0.00000000 4.58294242 4.58294242 0.00000000 $1,000.00000000 $0.00
A-6 74162FAF2 $1,000.00000000 0.00000000 4.58294279 4.58294279 0.00000000 $1,000.00000000 $0.00
A-7* 74162FAG0 $1,000.00000000 0.00000000 4.99957215 4.99957215 0.00000000 $1,000.00000000 $0.00
B-1 74162FAH8 $997.29638263 0.54710408 4.98605687 5.53316095 0.00000000 $996.74927855 $0.00
B-2 74162FAJ4 $997.29638255 0.54710420 4.98605670 5.53316090 0.00000000 $996.74927835 $0.00
B-3 74162FAK1 $997.29638104 0.54710542 4.98605713 5.53316254 0.00000000 $996.74927562 $0.00
B-4 74162FAQ8 $997.29638292 0.54710457 4.98605891 5.53316348 0.00000000 $996.74927835 $0.00
B-5 74162FAR6 $997.29637931 0.54710261 4.98605551 5.53315812 0.00000000 $996.74927670 $0.00
B-6 74162FAS4 $997.29637743 0.54710539 4.98605672 5.53316211 0.00000000 $996.74927204 $12.45
X* 74162FAL9 $944.76378647 0.00000000 0.16266372 0.16266372 0.00000000 $934.63710188 $0.00
PO 74162FAM7 $973.69211745 0.89770180 0.00000000 0.89770180 0.00000000 $972.79441565 $0.00
R-1 74162FAN5 $0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 $0.00000000 $0.00
R-2 74162FAP0 $0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 $0.00000000 $0.00
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of March 1, 2007

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of March 1, 2007
Interest Detail:
Interest
Previous
Total
Current
Non-Supported
Relief
Cumulative
Net WAC
Accrued @
Unpaid Interest
Interest
Unpaid Interest
Interest
Act
Unpaid Interest
Class
Rate
Net WAC Rate
Shortfalls
Paid
Shortfalls
Shortfalls
Reductions
Shortfall
A-1 6.000000% $2,467,456.08 $0.00 $2,467,245.56 $0.00 $0.00 $210.52 $0.00
A-2 6.000000% $229,210.00 $0.00 $229,190.44 $0.00 $0.00 $19.56 $0.00
A-3 6.000000% $150,000.00 $0.00 $149,987.20 $0.00 $0.00 $12.80 $0.00
A-4 5.500000% $114,583.33 $0.00 $114,573.55 $0.00 $0.00 $9.78 $0.00
A-5 5.500000% $39,004.17 $0.00 $39,000.84 $0.00 $0.00 $3.33 $0.00
A-6 5.500000% $20,166.21 $0.00 $20,164.49 $0.00 $0.00 $1.72 $0.00
A-7* 6.000000% $15,795.79 $0.00 $15,794.44 $0.00 $0.00 $1.35 $0.00
B-1 6.000000% $54,188.10 $0.00 $54,183.48 $0.00 $0.00 $4.62 $0.00
B-2 6.000000% $27,086.57 $0.00 $27,084.26 $0.00 $0.00 $2.31 $0.00
B-3 6.000000% $16,934.09 $0.00 $16,932.65 $0.00 $0.00 $1.44 $0.00
B-4 6.000000% $16,929.11 $0.00 $16,927.67 $0.00 $0.00 $1.44 $0.00
B-5 6.000000% $11,857.85 $0.00 $11,856.84 $0.00 $0.00 $1.01 $0.00
B-6 6.000000% $8,474.29 $0.00 $8,473.57 $0.00 $0.00 $0.72 $0.00
X* 0.206609% $110,466.90 $0.00 $110,466.90 $0.00 $0.00 $0.00 $0.00
R-1 6.000000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
R-2 6.000000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
TOTAL: $3,282,152.49 $0.00 $3,281,881.89 $0.00 $0.00 $270.60 $0.00
* All interest calculated on a 30/360 Basis

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of March 1, 2007
Principal Distributions and Mortgage Loan Balance:
Certificate principal percentages:
Beginning Balance as of 8/1/2007 $641,600,520.75 Senior Percentage 95.728770%
Scheduled Principal $352,983.09 Senior Prepayment Percentage 100.000000%
Prepayments $6,020,279.27 Subordinate Percentage 4.271230%
Liquidation Proceeds $0.00 Subordinate Prepayment Percentage 0.000000%
Subsequent Recoveries $0.00
Insurance Proceeds $0.00
Repurchased Principal $503,891.69
Reconciliation:
Total Principal Remittance $6,877,154.05
Current Realized Losses $0.00 Available funds deposited to the Collection Account (A):
Ending Balance as of 8/31/2007 $634,723,366.70 Aggregate Servicer remittance
$10,161,709.42
$10,161,709.42
Cumulative Realized Losses $0.00
Distributions (B):
Trustee fee withdrawn from the Certificate Account
$2,673.34
Total Interest distributed from the Certificate Account $3,281,881.89
Scheduled Interest and reductions from:
Total Principal distributed from the Certificate Account $6,877,154.05
Total Amount withdrawn/distributed from the Certificate Account $10,161,709.28
Scheduled Interest $3,418,733.35
Less Servicing Fee $133,666.80 (A)-(B): $0.14
Less LPMI Fee $240.58
Less Net Prepayment Interest Shortfall $0.00
Less Relief Act Interest Shortfall $270.60
Step-Down Test Conditions:
Less Reimbursements to the Trustee $0.00 Relevant information:
Less Reimbursements to the Custodian $0.00 A) Outstanding Balance of 60+ days delinq, Foreclosures and REOs (avg. over six preceding periods) $952,615.14
Less Trustee Fee $2,673.34 B) Current Certificate Balance of the Subordinate Certificates $27,094,002.77
Total Interest Distribution $3,281,882.03 C) Delinquency Rate (A/B) 3.51596%
D) Applicable Limit 50.00%
Miscellaneous:
E) Cumulative Realized Losses to date $0.00
F) Original Certificate Balance of the Subordinate Certificates $27,167,453.19
Cumulative Repurchase Count 2.00 G) Cumulative Realized Loss Percentage (E/F) 0.00%
Cumulative Repurchase Principal $503,891.69 H) Percentage of Original Subordinate Certificate Balance 100%
Cumulative Substitution Count 0.00
Cumulative Substitution Principal $0.00
A Senior Step Down will occur if either (1) or (2) is True:
1) The Delinquency Rate is not equal to or greater than Applicable Percentage (C >= D)
NO
Current Monthly Servicing Advances $2,600,847.03 2) The Cum. Realized Loss %tage does not exceed the %tage of Original Subordinate Certificate Balance (G<H) NO
Cumulative Monthly Servicing Advances Outstanding $0.00
NO
Average Loss Severity Percentage 0.00%
Compensating Interest Payment $0.00
Account Activity

Distribution Date: Sep 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
641,600,520.75
6,877,154.05
0.00
634,723,366.70
352,983.09
5,586,921.70
433,357.57
0.00
503,891.69
6,877,154.05
3,418,733.35
133,907.38
0.00
270.60
0.00
0.00
0.00
3,284,555.37
0.00
0.00
10,161,709.42
1,211
1,201
0.9346371024
6.39413%
6.13868%
6.13868%
0.00
0.00
0.00
0.00
0.00
0
2
0.00
0.00
133,666.80
240.58
0.00
0.00
0.00
0.00
0.00

Distribution Date: Sep 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance
%
0K to 99.99K
37 2,688,606.87 0.42%
100K to 199.99K
108 16,230,806.34 2.56%
200K to 299.99K
77 19,147,721.25 3.02%
300K to 399.99K
39 13,491,938.13 2.13%
400K to 499.99K
295 136,776,404.56 21.55%
500K to 599.99K
292 160,264,458.95 25.25%
600K to 699.99K
162 104,145,654.17 16.41%
700K to 799.99K
56 41,838,398.53 6.59%
800K to 899.99K
38 31,798,305.02 5.01%
900K to 999.99K
51 49,348,196.53 7.77%
1000K to 1099.99K
14 14,546,108.00 2.29%
1100K to 1199.99K
8 9,380,927.83 1.48%
1200K to 1299.99K
6 7,475,971.21 1.18%
1300K to 1399.99K
7 9,346,052.70 1.47%
1400K to 1499.99K
6 8,803,856.84 1.39%
1500K to 1599.99K
2 3,013,991.35 0.47%
1800K to 1899.99K
2 3,699,385.03 0.58%
2700K to 2799.99K
1 2,726,583.39 0.43%
Total
1,201
634,723,366.70
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1800K to 1899.99K 2700K to 2799.99K
Balance

Distribution Date: Sep 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
3 2,259,927.18 0.36%
5.50% - 5.99%
117 68,596,807.37 10.81%
6.00% - 6.49%
564 332,124,441.12 52.33%
6.50% - 6.99%
392 193,322,991.87 30.46%
7.00% - 7.49%
76 25,364,743.79 4.00%
7.50% - 7.99%
41 11,827,535.92 1.86%
8.00% - 8.49%
8 1,226,919.45 0.19%
Total
1,201
634,723,366.70
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.39%
Count
Balance ($)
%
Condominium
66 26,634,892.58 4.20%
Cooperative
6 1,747,987.88 0.28%
High Rise Condo
1 628,871.49 0.10%
Multifamily
20 7,377,695.33 1.16%
Planned Unit Developmen
310 179,152,416.69 28.23%
Single Family
793 416,376,257.56 65.60%
Townhouse
5 2,805,245.17 0.44%
Total
1,201
634,723,366.70
100.00%
Property Type
Type
Count
Balance ($)
%
2003
1 467,382.27 0.07%
2005
3 999,244.66 0.16%
2006
152 80,264,479.91 12.65%
2007
1,045 552,992,259.86 87.12%
Total
1,201
634,723,366.70
100.00%
Year of First Payment Date
Year

Distribution Date: Sep 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
15.00%-19.99%
4 1,018,545.41 0.16%
20.00%-24.99%
3 2,339,741.96 0.37%
25.00%-29.99%
5 3,685,668.62 0.58%
30.00%-34.99%
7 3,706,726.53 0.58%
35.00%-39.99%
13 5,702,596.47 0.90%
40.00%-44.99%
19 11,420,392.70 1.80%
45.00%-49.99%
33 19,414,709.62 3.06%
50.00%-54.99%
46 28,644,765.62 4.51%
55.00%-59.99%
61 38,401,034.43 6.05%
60.00%-64.99%
81 38,375,869.70 6.05%
65.00%-69.99%
104 65,203,687.72 10.27%
70.00%-74.99%
154 87,535,860.98 13.79%
75.00%-79.99%
198 114,081,713.39 17.97%
80.00%-84.99%
382 193,021,710.04 30.41%
85.00%-89.99%
26 6,288,545.01 0.99%
90.00%-94.99%
34 8,757,522.53 1.38%
95.00%-99.99%
29 6,962,109.15 1.10%
100.0%-105.0%
2 162,166.82 0.03%
Total
1,201
634,723,366.70
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 71
Count
Balance ($)
%
217 - 240
8 2,680,862.57 0.42%
289 - 312
3 1,232,430.31 0.19%
313 - 336
2 916,827.45 0.14%
337 - 360
1,180 626,071,831.41 98.64%
457 - 480
8 3,821,414.96 0.60%
Total
1,201
634,723,366.70
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 352
Count
Balance ($)
%
217 - 240
8 2,680,862.57 0.42%
289 - 312
3 1,232,430.31 0.19%
313 - 336
2 916,827.45 0.14%
337 - 360
1,188 629,893,246.37 99.24%
Total
1,201
634,723,366.70
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 351

Distribution Date: Sep 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
217 - 240
8 2,680,862.57 0.42%
289 - 312
2 765,048.04 0.12%
313 - 336
1 420,606.01 0.07%
337 - 360
1,182 627,035,435.12 98.79%
457 - 480
8 3,821,414.96 0.60%
Total
1,201
634,723,366.70
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Count
Balance ($)
%
217 - 240
8 2,680,862.57 0.42%
289 - 312
2 765,048.04 0.12%
313 - 336
1 420,606.01 0.07%
337 - 360
1,190 630,856,850.08 99.39%
Total
1,201
634,723,366.70
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 359

Distribution Date: Sep 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
ALABAMA
3 1,156,468.84 0.18%
ARIZONA
45 22,799,600.44 3.59%
ARKANSAS
3 897,948.74 0.14%
CALIFORNIA
326 186,812,292.93 29.43%
COLORADO
33 19,479,856.15 3.07%
CONNECTICUT
11 5,363,674.13 0.85%
DELAWARE
2 1,090,353.49 0.17%
DISTRICT OF COLUMBIA
19 13,342,617.53 2.10%
FLORIDA
52 22,975,681.45 3.62%
GEORGIA
27 16,524,582.77 2.60%
HAWAII
5 3,301,558.92 0.52%
IDAHO
5 3,054,663.00 0.48%
ILLINOIS
60 33,282,675.23 5.24%
INDIANA
7 2,059,976.84 0.32%
IOWA
2 254,392.39 0.04%
KANSAS
1 930,589.94 0.15%
KENTUCKY
8 2,245,256.74 0.35%
LOUISIANA
2 294,101.88 0.05%
MAINE
2 610,834.71 0.10%
MARYLAND
134 76,792,421.10 12.10%
MASSACHUSETTS
27 12,857,667.05 2.03%
MICHIGAN
11 6,739,882.07 1.06%
MINNESOTA
18 10,759,823.35 1.70%
MISSOURI
8 3,567,367.89 0.56%
MONTANA
2 3,248,333.39 0.51%
NEBRASKA
1 129,910.77 0.02%
NEVADA
12 6,839,227.94 1.08%
NEW HAMPSHIRE
1 87,838.15 0.01%
NEW JERSEY
25 12,043,638.13 1.90%
NEW MEXICO
4 1,917,004.02 0.30%
NEW YORK
14 7,121,332.11 1.12%
NORTH CAROLINA
22 10,701,261.35 1.69%
OHIO
26 7,850,388.04 1.24%
OKLAHOMA
2 238,568.85 0.04%
OREGON
10 3,653,635.45 0.58%
PENNSYLVANIA
18 6,082,664.30 0.96%
RHODE ISLAND
7 2,615,203.99 0.41%
SOUTH CAROLINA
9 3,512,201.96 0.55%
TENNESSEE
4 1,862,688.19 0.29%
TEXAS
67 33,069,321.96 5.21%
UTAH
9 4,591,713.67 0.72%
VERMONT
4 1,333,803.51 0.21%
VIRGINIA
110 59,483,302.56 9.37%
WASHINGTON
37 19,548,009.61 3.08%
WEST VIRGINIA
1 111,677.76 0.02%
WISCONSIN
5 1,487,353.41 0.23%
Total
1,201
634,723,366.70
100.00%
Geographic Distribution by State
State

Distribution Date: Sep 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
0
4
8
12
16
20
24
28
32
CALIFORNIA
MARYLAND
VIRGINIA
ILLINOIS
TEXAS
FLORIDA
ARIZONA
WASHINGTON
COLORADO
GEORGIA
DISTRICT OF
COLUMBIA
MASSACHUSETTS
NEW JERSEY
MINNESOTA
NORTH CAROLINA
OHIO
NEW YORK
NEVADA
MICHIGAN
PENNSYLVANIA
CONNECTICUT
UTAH
OREGON
MISSOURI
SOUTH CAROLINA
HAWAII
MONTANA
IDAHO
RHODE ISLAND
KENTUCKY
INDIANA
NEW MEXICO
TENNESSEE
WISCONSIN
VERMONT
ALABAMA
DELAWARE
KANSAS
ARKANSAS
MAINE
LOUISIANA
IOWA
OKLAHOMA
NEBRASKA
WEST VIRGINIA
NEW HAMPSHIRE
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Sep 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,186
629,323,734.53
99.09%
629,560,349.35
10
3,957,293.46
0.62%
3,963,681.30
4
1,515,138.22
0.24%
1,516,270.23
0
0.00
0.00%
0.00
1
296,000.00
0.05%
296,000.00
1,201
635,092,166.21
635,336,300.88
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
631,200.49
100.00%
634,089.34
1
631,200.49
634,089.34
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,186
629,323,734.53
98.99%
629,560,349.35
10
3,957,293.46
0.62%
3,963,681.30
4
1,515,138.22
0.24%
1,516,270.23
0
0.00
0.00%
0.00
2
927,200.49
0.15%
930,089.34
1,202
635,723,366.70
100.00%
635,970,390.22
Current
30 - 59
days
60 - 89
days
120 + days
Current 99.0%
30 - 59 days 0.6%
60 - 89 days 0.2%
90 - 120 days 0.0%
120 + days 0.1%
Total: 100.0%

Distribution Date: Sep 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
10 3,957,293.46 68.60% 4 1,515,138.22 26.27% 0 0.00 0.00% 1 296,000.00 5.13%
15
5,768,431.68
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 1 631,200.49 100.00%
1
631,200.49
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
10
3,957,293.46
61.84%
4
1,515,138.22
23.68%
0
0.00
0.00%
2
927,200.49
14.49%
16
6,399,632.17
100.00%
61.84
23.68
0.00
14.49
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
Group 1
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
90.14
0.00
9.86
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Sep 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
April 2007
May 2007
June 2007
July 2007
August 2007
September 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
7 5,064,289.15 11 3,410,701.45 6 2,355,857.21 6 3,473,742.82 11 4,786,531.25 10 3,957,293.46
60 - 89 days
0 0.00 0 0.00 3 801,161.44 2 824,639.83 2 423,766.09 4 1,515,138.22
90 - 120 days
0 0.00 0 0.00 0 0.00 1 296,000.00 1 631,784.76 0 0.00
120 + days
0 0.00 0 0.00 0 0.00 0 0.00 1 296,000.00 2 927,200.49
Bankruptcy
0 0.00 0 0.00 1 192,425.09 1 192,274.07 1 192,122.10 0 0.00
Foreclosure
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 1 631,200.49
REO
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Sep 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Current
11.55%
6,524,170.96
3 Month
9.71%
6 Month
12.07%
Life CPR
12.07%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
6 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
Group 1
Total
Amount ($)

Distribution Date: Sep 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Sep 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Foreclosure
Count
Balance ($)
%
1 631,200.49 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
16975017 638,000.00 631,200.49 6.75% 05/01/2007 360 CA 1
Total:
1
631,200.49
638,000.00

Distribution Date: Sep 25, 2007
REO LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Sep 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
10 6,124,237.27 6,090,813.39 0.00 641,600,520.75
0.95%
99.05%
1
Prepayment 0.95%
Liquidation 0.00%
Beginning Balance 99.05%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
16974855 700,000.00 691,924.14
691,247.58 0.00 0.00 0.00 Voluntary PIF
08/20/2007 676.56 6.500% 0.00 CA 1
16975019 531,000.00 531,000.00
531,000.00 0.00 0.00 0.00 Voluntary PIF
08/27/2007 0.00 6.625% 0.00 CA 1
16975109 1,000,000.00 1,000,000.00
1,000,000.00 0.00 0.00 0.00 Voluntary PIF
09/05/2007 0.00 6.375% 0.00 WA 1
17015559 193,600.00 192,122.10
191,969.18 0.00 0.00 0.00 Repurch
08/31/2007 152.92 7.500% 0.00 TX 1
17015710 1,116,000.00 1,109,715.21
1,108,648.18 0.00 0.00 0.00 Voluntary PIF
08/27/2007 1,067.03 6.375% 0.00 MD 1
17015779 640,000.00 636,308.62
635,682.13 0.00 0.00 0.00 Voluntary PIF
08/30/2007 626.49 6.250% 0.00 MD 1
17045463 999,837.27 995,104.60
994,314.73 0.00 0.00 0.00 Voluntary PIF
08/09/2007 789.87 7.375% 0.00 IL 1
17045550 313,800.00 312,195.34
311,922.51 0.00 0.00 0.00 Repurch
08/31/2007 272.83 6.875% 0.00 FL 1
17045937 135,000.00 134,433.30
134,336.67 0.00 0.00 0.00 Voluntary PIF
08/08/2007
96.63
7.875%
0.00 IL 1
16807732 495,000.00 492,069.30
491,692.41 0.00 0.00 0.00 Voluntary PIF
08/16/2007 376.89 7.625% 0.00 IL 1
Total:
10
6,124,237.27
6,094,872.61
4,059.22
6,090,813.39
0.00
0.00
0.00
0.00

Distribution Date: Sep 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Sep 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-1
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #